Pension and Other Employee Benefits - Summary of Unlisted Equity Investments of Defined Benefit Pension Plans (Parenthetical) (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Tahanan Mutual Building and Loan Association, Inc [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Net subscriptions payable	₱ 32	₱ 32